OTHER FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other financial income (expenses), net [Abstract]
OTHER FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2017	2016	2015

Interest expense	(114,583)	(89,971)	(89,489)

Finance expense	(114,583)	(89,971)	(89,489)

Interest income	19,408	14,129	7,981

Finance income	19,408	14,129	7,981

Net foreign exchange (loss) gain	(65,479)	20,334	(5,181)
Change in fair value of financial assets	(1,057)	7,663	(8,143)
Derivative contract results	4,132	11,614	(2,058)
Others	(7,511)	(1,654)	(2,540)

Other financial income (expenses), net	(69,915)	37,957	(17,922)